Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2025	2024
	USD	USD

Equipment - Machineries	102,006	102,006
Less: accumulated depreciation	(95,573)	(88,318)
Equipment - Machineries, net	6,433	13,688

Equipment – Motor vehicle	76,923	90,129
Less: accumulated depreciation	(36,538)	(15,112)
Equipment - Motor vehicle, net	40,385	75,017

Property	1,138,461	1,138,461
Less: accumulated depreciation	(52,857)	(4,066)
Property, net	1,085,604	1,134,395

Property and Equipment, net	1,132,422	1,223,100